Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Vehicles, net	$ 85,064	$ 94,007	$ 28,272
Yerbae Brands Corp [Member]
Property, Plant and Equipment [Line Items]
Vehicles, net		26,470	60,453
Vehicles [Member] | Yerbae Brands Corp [Member]
Property, Plant and Equipment [Line Items]
Vehicles, gross		74,036	109,915
Vehicles, accumulated depreciation		(47,566)	(49,462)
Vehicles, net		$ 26,470	$ 60,453